Fair value measurements (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Embedded foreign currency derivatives	Dec. 31, 2011 Capped call options	Dec. 31, 2013 Warrant derivatives	Dec. 31, 2012 Warrant derivatives	Dec. 31, 2011 Warrant derivatives	Dec. 31, 2013 Warrant derivatives Level 3	Dec. 31, 2012 Warrant derivatives Level 3	Dec. 31, 2013 Derivatives liabilities - warrants	Dec. 31, 2013 Derivatives liabilities - warrants Level 3	Aug. 13, 2013 Derivatives liabilities - warrants Level 3	Dec. 31, 2013 Foreign exchange forward contracts Not designated as hedging instruments	Dec. 31, 2012 Foreign exchange forward contracts Not designated as hedging instruments	Dec. 31, 2011 Foreign exchange forward contracts Not designated as hedging instruments
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period										(32)			(172,916)
Fair value balance as of Aug. 13, 2013									(172,916)
Unrealized gain included in change in fair value of derivatives										32		(51,074)
Exercise of warrants												(35,701)
Exchange gain												2,924
Balance at the end of the period												(185,365)	(172,916)
Change in fair value of derivatives
Change in fair value of derivatives	(51,867)	9,334	84,874	(5,464)	(9,127)	0	32	66,142			(51,074)			(793)	9,302	33,323